UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     February 12, 2009

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:  241,636

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5337    100000     SH         SOLE             100000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   14730    942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5    7418    390000     SH         SOLE             390000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    1650   1100000     SH         SOLE            1100000     0         0
BANK OF NEW YORK
  MELLON CORP.                 COMMON       064057 10 2   23386    825475     SH         SOLE             825475     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5    2268    300000     SH         SOLE             300000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   20837    870000     SH         SOLE             870000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5    7972    250000     SH         SOLE             250000     0         0
CARLISLE COMPANIES INC.        COMMON       142339 10 0    4140    200000     SH         SOLE             200000     0         0
COHERENT, INC.                 COMMON       192479 10 3   18241    850000     SH         SOLE             850000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   11094   1730800     SH         SOLE            1730800     0         0
DEVON ENERGY CORPORATION       COMMON       25179M 10 3   13142    200000     SH         SOLE             200000     0         0
DOVER CORPORATION              COMMON       260003 10 8   13168    400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     376     10000     SH         SOLE              10000     0         0
FLEXTRONICS INTERNATIONAL LTD  COMMON       Y2573F 10 2    1613    630000     SH         SOLE             630000     0         0
GENERAL ELECTRIC COMPANY       COMMON       369604 10 3    3240    200000     SH         SOLE             200000     0         0
GEOMET INC.                    COMMON       37250U 20 1    3440   2000000     SH         SOLE            2000000     0         0
HERITAGE-CRYSTAL CLEAN INC.    COMMON       42726M 10 6    1160    100000     SH         SOLE             100000     0         0
INTEL CORPORATION              COMMON       458140 10 0   11869    809600     SH         SOLE             809600     0         0
MAXIM INTEGRATED PRODUCTS      COMMON       57772K 10 1    3540    310000     SH         SOLE             310000     0         0
MCMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    6566    670000     SH         SOLE             670000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    1551    350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   16112    363300     SH         SOLE             363300     0         0
NEWSTAR FINANCIAL INC.         COMMON       65261F 10 5     599    150000     SH         SOLE             150000     0         0
NEXEN INC.                     COMMON       65334H 10 2    5274    300000     SH         SOLE             300000     0         0
PRECISION CASTPARTS
  CORPORATION                  COMMON       740189 10 5    5948    100000     SH         SOLE             100000     0         0
RADISYS CORPORATION            COMMON       750459 10 9    5530   1000000     SH         SOLE            1000000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   13023    300000     SH         SOLE             300000     0         0
RSC HOLDINGS INC.              COMMON       74972L 10 2     596     70000     SH         SOLE              70000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7    5103   3230000     SH         SOLE            3230000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     367    260000     SH         SOLE             260000     0         0
WALGREEN CO.                   COMMON       931422 10 9    4934    200000     SH         SOLE             200000     0         0
XEROX CORPORATION              COMMON       984121 10 3    7412    930000     SH         SOLE             930000     0         0